Investment Objectives and Goals - First Trust Managed Futures Strategy Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Managed Futures Strategy Fund (FMF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Managed Futures Strategy Fund (the "Fund") seeks to provide investors with positive returns.